Unaudited condensed consolidated interim statement of comprehensive loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating expenses
Research and development	$ (8,958)	$ (9,755)	$ (16,810)	$ (18,413)
General and administration	(5,746)	(3,464)	(10,626)	(6,334)
Loss from operations	(14,704)	(13,219)	(27,436)	(24,747)
Finance income	3,074	2,555	5,833	5,225
Finance expense	(174)	(178)	(352)	(357)
Movement of expected credit loss	13	(3)	(6)	47
Foreign exchange gain	2,502	466	1,860	1,787
Total other income	5,415	2,840	7,335	6,702
Loss before tax	(9,289)	(10,379)	(20,101)	(18,045)
Tax charge/(credit)	0	0	0	0
Loss for the period	(9,289)	(10,379)	(20,101)	(18,045)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities	(82)	(107)	(22)	(650)
Currency translation adjustment	457	(446)	989	(1,735)
Total comprehensive loss for the period	(8,914)	(10,932)	(19,134)	(20,430)
Attributable to owners:
Loss for the period	(9,289)	(10,379)	(20,101)	(18,045)
Total comprehensive loss for the period	$ (8,914)	$ (10,932)	$ (19,134)	$ (20,430)
Loss per share
Basic loss per share (in dollars per share)	$ (0.15)	$ (0.2)	$ (0.33)	$ (0.35)
Diluted loss per share (in dollars per share)	$ (0.15)	$ (0.2)	$ (0.33)	$ (0.35)